UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06512 _____________________________________________________

BlackRock Insured Municipal Term Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Insured Municipal Term Trust Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	March 31, 2005 ____________________________________________

Item 1. Schedule of Investments

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2005

BlackRock Insured Municipal Term Trust (BMT)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—133.0%
			Alabama—0.9%
AAA	$ 1,000		Birmingham Jefferson Civic Ctr. Auth., Ser. A, 4.375%, 1/01/11, FSA	No Opt. Call	$ 1,042,980
AAA	1,410		Fed. Hwy. Fin. Auth., Grant Antic. Notes, Ser. A, 4.50%, 3/01/11, MBIA	No Opt. Call	1,481,529

					2,524,509

			Alaska—8.1%
			Anchorage, GO, Ser. B,
AAA	14,345		4.125%, 7/01/11, MBIA	No Opt. Call	14,769,899
AAA	6,000		4.625%, 7/01/10, FGIC	No Opt. Call	6,343,800
AAA	1,260		Univ. of Alaska, Ser. K, 3.75%, 10/01/10, FGIC	No Opt. Call	1,277,489

					22,391,188

			Arizona—3.1%
AAA	1,030		Mesa, GO, Ser. A, 3.75%, 7/01/10, FGIC	No Opt. Call	1,047,623
AAA	6,340		Pima Cnty. Str. & Hwy., 4.25%, 7/01/11, FGIC	07/08 @ 101	6,517,964
AAA	1,000		St. Univ., 4.20%, 7/01/11, FGIC	No Opt. Call	1,037,180

					8,602,767

			Arkansas—0.2%
AAA	500		Little Rock Cap. Impvt., 4.00%, 4/01/11, FSA	No Opt. Call	511,770

			California—6.8%
AAA	145		California, GO, 6.80%, 11/01/10, FGIC	11/05 @ 101	148,364
AAA	6,100	[3]	Contra Costa Trans. Auth. Sales Tax Rev., 6.50%, 3/01/09, FGIC	ETM	6,668,276
			Dept. of Wtr. Res. Pwr. Sply. Rev., Ser. A,
AAA	5,000		3.60%, 5/01/10, AMBAC	No Opt. Call	5,078,800
AAA	3,500		3.70%, 5/01/11, MBIA	No Opt. Call	3,545,570
AAA	3,065		Los Angeles Cnty., Asset Leasing Corp. Proj., 6.05%, 12/01/10, AMBAC	No Opt. Call	3,503,264

					18,944,274

			Colorado—1.2%
AAA	3,245		Weld Cnty. Sch. Dist. No. 6, 3.75%, 12/01/10, FSA	No Opt. Call	3,296,206

			Delaware—0.4%
AAA	1,015		Delaware River & Bay Auth., 3.75%, 1/01/11, MBIA	No Opt. Call	1,028,053

			District of Columbia—4.0%
AAA	10,000		Dist. of Columbia, GO, Ser. B, 5.50%, 6/01/11, FSA	No Opt. Call	11,017,000

			Florida—0.9%
AAA	2,320		Tampa Wtr. & Swr., 5.50%, 10/01/10, FSA	No Opt. Call	2,557,197

			Hawaii—4.6%
AAA	11,080		Hawaii, GO, Ser. CN, 5.25%, 3/01/11, FGIC	03/07 @ 102	11,715,549
AAA	1,000		Univ. of Hawaii Univ. Sys., 3.875%, 7/15/10, FGIC	No Opt. Call	1,023,700

					12,739,249

			Illinois—17.3%
			Chicago, GO, Ser. A,
AAA	4,000		4.375%, 1/01/11, AMBAC	No Opt. Call	4,167,680
AAA	1,790		5.00%, 1/01/11, MBIA	No Opt. Call	1,922,639
			Chicago Park Dist. Pkg. Rev., GO, Ser. A, FGIC,
AAA	3,120		3.50%, 1/01/10	No Opt. Call	3,136,161
AAA	3,695		4.00%, 1/01/11	No Opt. Call	3,778,544
AAA	1,000		Du Page & Cook Cntys. Sch. Dist., GO, 4.50%, 1/01/11, FGIC	No Opt. Call	1,048,360
AAA	1,750		Du Page & Will Cntys. Sch. Dist., GO, 4.25%, 12/30/10, FGIC	No Opt. Call	1,819,440
			Du Page Cnty. Forest Presvtn. Dist.,
AAA	5,000		Zero Coupon, 11/01/10	No Opt. Call	4,005,450
AAA	11,965		Zero Coupon, 11/01/11	No Opt. Call	9,110,749
AAA	5,000		Edl. Fac. Auth., 5.70%, 7/01/13, FGIC	05/05 @ 101	5,033,300
			Illinois, GO, Ser. 1,
AAA	1,500		4.50%, 2/01/11, FGIC	No Opt. Call	1,575,900
AAA	2,000		4.50%, 4/01/11, FSA	No Opt. Call	2,101,700
AAA	4,000		5.25%, 2/01/11, FGIC	No Opt. Call	4,359,040
AAA	2,265		Kane & Du Page Cntys. Sch. Dist., GO, Ser. A, 4.00%, 1/01/11, FSA	No Opt. Call	2,316,212

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois—(continued)
AAA	$ 1,500		Lake Cnty. Cmnty. Cons. Sch. Dist., No. 050 Woodland Sch. Proj., 3.625%, 1/01/11, FGIC	No Opt. Call	$ 1,504,965
AAA	1,025		Orland Park, GO, Ser. A, 3.50%, 12/01/10, FGIC	No Opt. Call	1,026,015
AAA	1,075		Rockford Sch. Dist., GO, 4.30%, 2/01/11, FGIC	No Opt. Call	1,116,452

					48,022,607

			Indiana—3.9%
			Indianapolis Loc. Pub. Impvt. Bond Bank, Wtr. Wks. Proj., Ser. A, MBIA,
AAA	2,085		4.25%, 7/01/10	No Opt. Call	2,167,274
AAA	2,815		4.375%, 1/01/11	No Opt. Call	2,935,989
AAA	2,950		4.375%, 7/01/11	No Opt. Call	3,078,266
AAA	2,635		Mun. Pwr. Agcy. Pwr. Sply. Sys., Ser. A, 4.50%, 1/01/11, AMBAC	No Opt. Call	2,765,195

					10,946,724

			Kansas—0.7%
			Dev. Fin. Auth. Pub. Wtr. Sply., AMBAC,
AAA	1,025		4.125%, 4/01/10	No Opt. Call	1,058,354
AAA	1,000		4.25%, 4/01/11	No Opt. Call	1,035,820

					2,094,174

			Kentucky—3.6%
AAA	12,675		Econ. Dev. Fin. Sys., Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/10, MBIA	No Opt. Call	10,127,452

			Louisiana—1.8%
AAA	5,000		Louisiana Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. B, 4.00%, 5/15/11, MBIA	No Opt. Call	5,086,700

			Michigan—2.4%
			Detroit, GO, MBIA,
AAA	1,580		4.00%, 4/01/10	No Opt. Call	1,625,346
AAA	1,955		4.00%, 4/01/11	No Opt. Call	2,006,338
AAA	70		Mun. Bd. Auth., Ser. A, 6.50%, 11/01/12, MBIA	05/05 @ 100	70,245
AAA	2,810		Wyandotte City Sch. Dist., Bldg. & Site Proj., 4.00%, 5/01/11, FSA	No Opt. Call	2,872,298

					6,574,227

			Minnesota—1.8%
AAA	2,800		Hopkins Indpt. Sch. Dist. No. 270, GO, Ser. B, 4.00%, 2/01/11, FSA	No Opt. Call	2,871,568
A+	2,180	[3]	So. Minnesota Mun. Pwr. Agcy., Ser. B, 5.75%, 1/01/11	ETM	2,197,963

					5,069,531

			Nevada—1.8%
			Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
AAA	3,795		Zero Coupon, 1/01/11	No Opt. Call	2,981,238
AAA	2,870		Zero Coupon, 1/01/12	No Opt. Call	2,141,852

					5,123,090

			New Jersey—0.4%
AAA	1,000		Monmouth Cnty. Impvt. Auth. Gov't. Loan, 3.375%, 12/01/10, FSA	No Opt. Call	996,650

			New Mexico—3.8%
			Fin. Auth., Pub. Proj., Ser. A, MBIA,
AAA	1,433		3.40%, 6/01/11	No Opt. Call	1,420,375
AAA	1,345		4.20%, 6/01/10	No Opt. Call	1,394,146
AAA	3,260		4.30%, 6/01/11	No Opt. Call	3,392,161
AAA	2,230	[3]	Hwy. Comm., Ser. B, 4.75%, 6/15/11, AMBAC	ETM	2,378,808
AAA	1,750		Las Cruces Sch. Dist. No. 002, GO, 5.25%, 8/01/11, FSA	08/09 @ 100	1,873,200

					10,458,690

			New York—6.2%
			Env. Fac. Corp. PCR, Ser. D,
AAA	1,010		6.70%, 5/15/09	05/05 @ 102	1,035,826
AAA	785		6.80%, 5/15/10	05/05 @ 102	805,166
AAA	8,950		Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A, 5.50%, 12/01/10, AMBAC	No Opt. Call	9,856,009
AAA	5,000		Thruway Auth. Personal Income Tax Rev., Ser. A, 5.00%, 3/15/11, FSA	No Opt. Call	5,399,250

					17,096,251

			Ohio—0.7%
AAA	1,000		Akron, GO, 4.00%, 12/01/10, MBIA	No Opt. Call	1,026,970
AAA	1,015		Univ. of Cincinnati, Ser. G, 3.50%, 6/01/09, AMBAC	No Opt. Call	1,027,525

					2,054,495

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Oregon—3.9%
AAA	$ 1,000		Dept. of Admin. Svcs. Lottery Rev., Ser. C, 3.50%, 4/01/11, FSA	No Opt. Call	$ 999,460
AAA	1,995		Lane Cnty. Sch. Dist. No. 4, 3.75%, 1/01/11, FSA	No Opt. Call	2,024,805
			Washington & Clackamas Cntys. Sch. Dist., GO, MBIA,
AAA	3,820		4.00%, 6/15/10	No Opt. Call	3,933,645
AAA	3,720		4.00%, 6/15/11	No Opt. Call	3,820,552

					10,778,462

			Pennsylvania—9.4%
AAA	2,430		Central York Sch. Dist., GO, 4.125%, 6/01/11, FGIC	No Opt. Call	2,511,988
AAA	3,530	[3]	Dauphin Cnty. Gen. Auth., HAPSCO-Western Pennsylvania Hosp. Proj., Ser. B,
			6.25%, 7/01/08, MBIA	ETM	3,714,866
AAA	7,500		Higher Edl. Facs. Auth., Univ. of Pennsylvania Hlth. Svcs. Proj., Ser. A,
			5.25%, 8/01/10, FSA	08/09 @ 101	8,067,600
AAA	2,100		Philadelphia Wtr. & Wst., 5.625%, 6/15/08, AMBAC	No Opt. Call	2,263,296
AAA	7,000		Pittsburgh, GO, Ser. A, 5.20%, 3/01/10, FGIC	09/05 @ 100	7,074,690
AAA	1,075		State Pub. Sch. Bldg. Auth., York Sch. Dist. Proj., 4.75%, 5/01/11, FSA	No Opt. Call	1,147,305
AAA	1,250		Wilson Sch. Dist., GO, 4.00%, 5/15/10, FSA	No Opt. Call	1,286,650

					26,066,395

			Rhode Island—2.0%
AAA	235		Clean Wtr. Protection Fin. Agcy. PCR, Ser. A, 6.70%, 10/01/10, MBIA	04/05 @ 100	239,822
AAA	5,000	[3]	Rhode Island St. & Providence Plantations, GO, Ser. B, 4.20%, 6/01/10, FGIC	ETM	5,216,400

					5,456,222

			Tennessee—0.8%
			Clarksville Wtr., Swr. & Gas, FSA,
AAA	1,005		4.45%, 2/01/10	No Opt. Call	1,055,180
AAA	1,100		4.65%, 2/01/11	No Opt. Call	1,168,442

					2,223,622

			Texas—15.7%
AAA	1,090		Addison, GO, 3.375%, 2/15/11, FGIC	No Opt. Call	1,078,817
			Bexar Met. Wtr. Dist. Wtr. Wks. Sys., FSA,
AAA	1,085		3.70%, 5/01/10	No Opt. Call	1,099,018
AAA	1,090		3.80%, 5/01/11	No Opt. Call	1,104,148
AAA	2,000		Dallas Rapid Transit, 4.30%, 12/01/10, AMBAC	No Opt. Call	2,079,280
			Harris Cnty., GO,
AAA	1,500		Ser. A, 5.00%, 10/01/10, FSA	No Opt. Call	1,610,700
AAA	330	[3]	Ser. B, Zero Coupon, 8/15/08, FGIC	ETM	296,601
AAA	2,255		Ser. B, Zero Coupon, 8/15/08, FGIC	No Opt. Call	2,011,415
			Houston, GO, MBIA,
AAA	5,000		Ser. A, 5.00%, 3/01/11	No Opt. Call	5,377,500
AAA	2,000		Ser. A1, 5.00%, 3/01/11	No Opt. Call	2,151,000
AAA	2,490		Houston Area Wtr. Corp., Northeast Wtr. Purification Proj., 4.50%, 3/01/11, FGIC	No Opt. Call	2,620,376
AAA	10,440		Houston Wtr. & Swr. Sys., Ser. C, Zero Coupon, 12/01/10, AMBAC	No Opt. Call	8,419,338
AAA	5,550		Katy Indpt. Sch. Dist., GO, Ser. A, Zero Coupon, 2/15/11	No Opt. Call	4,410,418
AAA	4,000		Mun. Pwr. Agcy., 5.50%, 9/01/10, MBIA	No Opt. Call	4,396,960
AAA	2,245		Pub. Fin. Auth., 4.00%, 2/01/11, FGIC	No Opt. Call	2,302,382
AAA	1,250		Texas Tech Univ. Rev., Ser. 9, 5.00%, 2/15/11, AMBAC	No Opt. Call	1,347,838
AAA	1,500		Univ. of Houston, Ser. A, 4.00%, 2/15/10, FSA	No Opt. Call	1,542,000
AAA	1,630		Univ. Sys. Fin., 3.50%, 3/15/11, FSA	No Opt. Call	1,629,104

					43,476,895

			Utah—2.3%
AAA	3,470		Intermountain Pwr. Agcy. Sply., Ser. A, 5.25%, 7/01/11, MBIA	07/09 @ 101	3,739,827
AAA	3,175		Salt Lake Cnty. Wtr. Conservancy Dist., Ser. A, Zero Coupon, 10/01/10, AMBAC	No Opt. Call	2,557,399

					6,297,226

			Washington—13.0%
AAA	7,345		Benton Cnty. Sch. Dist. No. 17, GO, Kennewick Sch. Proj., 4.50%, 12/01/10, FSA	No Opt. Call	7,710,928
AAA	1,000		Chelan Cnty. Sch. Dist., GO, 4.50%, 12/01/10, FSA	No Opt. Call	1,049,820
AAA	3,000		Clark Cnty. Pub. Util. Dist. No. 1 Elec. Rev., 4.50%, 1/01/11, AMBAC	No Opt. Call	3,153,030
AAA	2,040		Clark Cnty. Sch. Dist. No. 114, GO, Evergreen Proj., 4.125%, 12/01/10, FSA	No Opt. Call	2,102,710

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Washington—(continued)
			Pub. Pwr. Sply. Sys., MBIA,
AAA	$ 1,300		Ser. B, Zero Coupon, 7/01/10	No Opt. Call	$ 1,058,577
AAA	9,160	[3]	Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10	ETM	7,602,159
AAA	3,745		Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10	No Opt. Call	3,049,516
AAA	1,010		Tacoma, GO, 4.625%, 12/01/10, FGIC	No Opt. Call	1,066,742
			Washington, GO, MBIA,
AAA	5,000		Ser. A, 5.50%, 7/01/11	07/09 @ 100	5,421,250
AAA	1,505		Ser. R, 3.125%, 1/01/11	No Opt. Call	1,466,050
AAA	2,280		Whatcom Cnty. Sch. Dist. No. 503, GO, 4.50%, 12/01/10, FSA	No Opt. Call	2,393,589

					36,074,371

			West Virginia—3.5%
			Econ. Dev. Auth., Correctional Juvenile & Pub. Proj., Ser. A, MBIA,
AAA	3,705		4.50%, 6/01/10	No Opt. Call	3,892,510
AAA	4,420		4.50%, 6/01/11	No Opt. Call	4,647,674
AAA	1,170		Sch. Bldg. Auth., 4.00%, 7/01/11, AMBAC	No Opt. Call	1,198,525

					9,738,709

			Wisconsin—5.7%
AAA	1,045		Appleton Wtr. Wks., 4.375%, 1/01/11, FGIC	No Opt. Call	1,091,565
			Clean Wtr., Ser. 2, MBIA,
AAA	4,640		4.00%, 6/01/10	No Opt. Call	4,766,069
AAA	9,850		4.00%, 6/01/11	No Opt. Call	10,087,287

					15,944,921

			Wyoming—2.1%
			Albany Cnty. Impvts. Statutory Trust, COP, MBIA,
AAA	1,325		4.00%, 1/15/10	No Opt. Call	1,361,504
AAA	1,450		4.00%, 7/15/10	No Opt. Call	1,486,714
AAA	1,480		4.00%, 1/15/11	No Opt. Call	1,517,562
AAA	1,510		4.00%, 7/15/11	No Opt. Call	1,547,025

					5,912,805

			Total Long-Term Investments (cost $351,486,855)		369,232,432

			SHORT-TERM INVESTMENTS—27.4%
			Florida—2.7%
A1+	7,500	[4]	Highlands Cnty. Hlth. Facs. Auth., Adventist Hlth. Sys. Proj., Ser. B,
			2.30%, 4/07/05, FGIC, FRWD	N/A	7,500,000

			Kansas—3.6%
A1+	10,000	[4]	Dept. Transp. Hwy., Ser. B-1, 2.27%, 4/01/05, FRDD	N/A	10,000,000

			Massachusetts—4.8%
A1+	13,245	[4]	Dev. Fin. Agcy., Boston Univ. Proj., Ser. R-2, 2.27%, 4/01/05, XLCA, FRDD	N/A	13,245,000

			New Jersey—1.1%
A1+	3,000	[4]	Sports & Expo. Auth., Ser. B 2, 2.18%, 4/06/05, MBIA, FRWD	N/A	3,000,000

			New York—4.3%
A1+	12,000	[4]	New York City Transl. Fin. Auth., Ser. A-1, 2.27%, 4/06/05, FRWD	N/A	12,000,000

			North Carolina—2.5%
A1+	7,000	[4]	Buncombe Cnty. Met. Swr. Dist. Swr. Sys. Rev., 2.28%, 4/07/05, XLCA, FRWD	N/A	7,000,000

			Ohio—3.2%
VMIG1	9,000	[4]	Hamilton Cnty. Hosp. Facs., Ser. A, 2.29%, 4/04/05, FRWD	N/A	9,000,000

			Tennessee—2.5%
VMIG1	7,000	[4]	Clarksville Pub. Bldg. Auth., Pooled Fin. Mun. Bond Fund, 2.30%, 4/01/05, FRDD	N/A	7,000,000

BlackRock Insured Municipal Term Trust (BMT) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—2.7%
7,450	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 7,450,000

	Total Short-Term Investments (cost $76,195,000)	76,195,000

	Total Investments—160.4% (cost $427,681,8555)	$ 445,427,432
	Other assets in excess of liabilities—1.0%	2,700,309
	Preferred shares at redemption value, including dividends payable—(61.4)%	(170,474,851)

	Net Assets Applicable to Common Shareholders—100%	$ 277,652,890

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Services or Fitch’s Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This security is collateralized by U.S. Treasury obligations.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[5]	Cost for Federal income tax purposes is $427,436,656. The net unrealized appreciation on a tax basis is $17,990,776 consisting of $18,124,596 gross unrealized appreciation and $133,820 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 91.7% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCR	—	Pollution Control Revenue
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance
FRWD	—	Floating Rate Weekly Demand

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Insured Municipal Term Trust Inc.
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: May 27, 2005

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 27, 2005